Property, plant and equipment	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The following tables present changes in property, plant and equipment including the right of use of assets (or “ROU”) as of June 30,
2025 and 2026:

(amounts in thousands of euros)	BUILDINGS		EQUIPMENT		FURNITURE AND COMPUTER EQUIPMENT		TOTAL		OF WHICH ROU
GROSS VALUES

AS OF DECEMBER 31, 2024	2,818	—	513		698		4,029		2,526
Acquisition	80		—		26		106		52
Disposal	—		(16)		(39)		(54)		(20)
Effect of the change in foreign currency exchange rates	(49)		—		(11)		(61)		(49)
AS OF JUNE 30, 2025	2,849	—	497	—	673	0	4,020	0	2,508

AS OF DECEMBER 31, 2025	3,204		463		607		4,274		2,865
Acquisition	5		11		152		168		—
Effect of the change in foreign currency exchange rates	12		—		4		16		12
AS OF JUNE 30, 2026	3,221		474		763		4,457		2,877

(amounts in thousands of euros)	BUILDINGS		EQUIPMENT		FURNITURE AND COMPUTER EQUIPMENT		TOTAL	OF WHICH ROU
DEPRECIATION
AS OF DECEMBER 31, 2024	(613)		(419)		(332)		(1,363)	(575)
Increase	(452)		(19)		(102)		(573)	(422)
Disposal	—		16		39		54	20
Effect of the change in foreign currency exchange rates	16		—		5		21	16
AS OF JUNE 30, 2025	(1,048)	—	(422)	—	(390)	0	(1,860)	(961)

AS OF DECEMBER 31, 2025	(1,498)		(404)		(281)		(2,184)	(1,302)
Increase	(627)		(17)		(97)		(741)	(559)
Effect of the change in foreign currency exchange rates	(9)		—		(2)		(11)	(9)
AS OF JUNE 30, 2026	(2,135)		(420)		(380)		(2,935)	(1,870)

(amounts in thousands of euros)	BUILDINGS	EQUIPMENT	FURNITURE AND COMPUTER EQUIPMENT	TOTAL	OF WHICH ROU
NET BOOK VALUES
AS OF JUNE 30, 2025	1,801	75	283	2,159	1,547
AS OF DECEMBER 31, 2025	1,706	59	325	2,090	1,563
AS OF JUNE 30, 2026	1,086	54	382	1,522	1,007
Right of use assets relate to buildings and furniture. The net book value of right of use assets related to buildings amounted to €1,489 thousand as of June 30, 2025, €1,473 thousand as of December 31, 2025 and €927 thousand as of June 30, 2026.
As of June 30, 2026, no indicator of impairment has been identified.